Summary of Significant Accounting Policies (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Administrative expenses	$ 103,207
Total investments	38,706,231	$ 35,907,852
EBP, Employer, Common Stock Fund
EBP, Accounting Policy [Line Items]
Total investments	152,952	$ 165,170
EBP, Trustee
EBP, Accounting Policy [Line Items]
Administrative expenses	$ 66,427